Expense Example {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-16 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2022 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example:
1 year	$ 691
3 years	937
5 years	1,202
10 years	1,957
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example:
1 year	495
3 years	802
5 years	1,130
10 years	2,057
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example:
1 year	303
3 years	627
5 years	1,078
10 years	2,123
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002